INVESTMENTS IN COMPANIES AND ASSOCIATES (Summarized Data of Financial Statements of Associates) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Investments In Companies And Associates Summarized Data Of Financial Statements Of Associates Details
Assets	$ 278,402	$ 65,408
Liabilities	337,599	56,595
Fixed income from real estate rent	11,215	10,393
Net income (loss)	$ 97	$ (859)